NOTE PAYABLE (Parentheticals) (Details) - USD ($)		9 Months Ended
	Jun. 05, 2015	Sep. 30, 2017	Dec. 31, 2016
Notes Payable [Abstract]
Loan payable term	5 years	5 years
Principal loan amount	$ 36,100	$ 36,100
Loan payable, interest rate		10.25%	10.25%